Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	₩ 1,506,699	₩ 1,457,735
Short-term financial instruments	1,045,676	616,780
Short-term investment securities	195,080	144,386
Accounts receivable - trade, net	2,008,640	2,126,007
Short-term loans, net	59,094	62,830
Accounts receivable - other, net	937,837	1,260,835
Prepaid expenses	1,769,559	197,046
Contract assets	90,072
Inventories, net	288,053	272,403
Derivative financial assets	13
Advance payments and other	58,116	63,777
Total Current Assets	7,958,839	6,201,799
Non-Current Assets:
Long-term financial instruments	1,221	1,222
Long-term investment securities	664,726	887,007
Investments in associates and joint ventures	12,811,771	9,538,438
Property and equipment, net	10,718,354	10,144,882
Goodwill	2,938,563	1,915,017
Intangible assets, net	5,513,510	3,586,965
Long-term contract assets	43,821
Long-term loans, net	29,034	50,874
Long-term accounts receivable - other	274,053	287,048
Long-term prepaid expenses	895,272	90,834
Guarantee deposits	313,140	292,590
Long-term derivative financial assets	55,444	253,213
Defined benefit assets	31,926	45,952
Deferred tax assets	92,465	88,132
Other non-current assets	26,972	44,696
Total Non-Current Assets	34,410,272	27,226,870
Total Assets	42,369,111	33,428,669
Current Liabilities:
Short-term borrowings	80,000	130,000
Current portion of long-term debt, net	984,272	1,530,948
Current portion of long-term payables - other	424,243	302,703
Accounts payable - trade	381,302	351,711
Accounts payable - other	1,913,813	1,867,074
Withholdings	1,353,663	961,501
Accrued expenses	1,299,217	1,327,906
Income tax payable	182,343	219,791
Unearned revenue		175,732
Provisions	87,993	52,057
Receipts in advance		161,266
Contract liabilities	140,711
Derivative financial liabilities		28,406
Other current liabilities		28
Total Current Liabilities	6,847,557	7,109,123
Non-Current Liabilities:
Debentures, excluding current portion, net	6,572,211	5,596,570
Long-term borrowings, excluding current portion, net	2,015,365	211,486
Long-term payables - other	1,968,784	1,346,763
Long-term unearned revenue		7,052
Long-term contract liabilities	43,102
Defined benefit liabilities	141,529	61,960
Long-term derivative financial liabilities	4,184	11,064
Long-term provisions	99,215	32,669
Deferred tax liabilities	2,269,792	978,693
Other non-current liabilities	58,122	44,094
Total Non-Current Liabilities	13,172,304	8,290,351
Total Liabilities	20,019,861	15,399,474
Shareholders' Equity
Share capital	44,639	44,639
Capital surplus (deficit) and others	256,325	(202,237)
Hybrid bonds	398,759	398,518
Retained earnings	22,144,541	17,835,946
Reserves	(373,442)	(234,727)
Equity attributable to owners of the Parent Company	22,470,822	17,842,139
Non-controlling interests	(121,572)	187,056
Total Shareholders' Equity	22,349,250	18,029,195
Total Liabilities and Shareholders' Equity	₩ 42,369,111	₩ 33,428,669